Dividends	12 Months Ended
Mar. 31, 2019
Dividend [Abstract]
Dividends

13. Dividends

What dividends have been paid and proposed for the year?

The Board recommends that a final dividend in respect of the year ended 31 March 2019 of 10.78p per share will be paid to shareholders on 9 September 2019 (2017/18: 10.55p paid to shareholders on 3 September), taking the full year proposed dividend per share in respect of 2018/19 to 15.4p (2017/18: 15.4p, 2016/17: 15.4p) which amounts to approximately £1,527m (2017/18: £1,524m, 2016/17: £1,532m). This final dividend is subject to approval by shareholders at the Annual General Meeting and therefore the liability of approximately £1,069m (2017/18: £1,044m, 2016/17: £1,050m) has not been included in these financial statements. The proposed dividend will be payable to all shareholders on the Register of Members on 9 August 2019. The election date for participation in BT’s Dividend Investment Plan in respect of this dividend is 23 August 2019.

The amount of £1,503m (2017/18: £1,524m, 2015/16: £1,436m) for the final and interim dividends is disclosed in our statement of changes in equity and analysed below. This value may differ from the amount shown for equity dividends paid in the group cash flow statement, which represents the actual cash paid in relation to dividend cheques that have been presented over the course of the financial year.

		2019		2018		2017
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m
Final dividend in respect of the prior year	10.55	1,045	10.55	1,044	9.60	954
Interim dividend in respect of the current year	4.62	458	4.85	480	4.85	482
	15.17	1,503	15.40	1,524	14.45	1,436